40|86 SERIES TRUST

Equity Portfolio
Balanced Portfolio
Fixed Income Portfolio
Government Securities Portfolio
Money Market Portfolio

SUPPLEMENT DATED SEPTEMBER 19, 2006
TO THE PROSPECTUS DATED MAY 1, 2006, as supplemented June 14, 2006

IMPORTANT NOTICE TO INVESTORS

Effective July 21, 2006, Mr. John Saf no longer serves as co-portfolio manager for the fixed income portion of the Balanced Portfolio and the Fixed Income Portfolio. Messrs. Dunlop and Mahajan both continue to serve in their current roles as co-portfolio managers to the fixed income portion of the Balanced Portfolio and the Fixed Income Portfolio.

All references in the 40|86 Series Trust prospectus to Mr. Saf are hereby removed, including the biographical information for Mr. Saf under the heading "Portfolio Management" in the prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE.

40|86 SERIES TRUST

Equity Portfolio
Balanced Portfolio
Fixed Income Portfolio
Government Securities Portfolio
Money Market Portfolio

SUPPLEMENT DATED SEPTEMBER 19, 2006
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006, as supplemented June 14, 2006

IMPORTANT NOTICE TO INVESTORS

Effective July 21, 2006, Mr. John Saf no longer serves as co-portfolio manager for the fixed income portion of the Balanced Portfolio and the Fixed Income Portfolio. Messrs. Dunlop and Mahajan both continue to serve in their current roles as co-portfolio managers to the fixed income portion of the Balanced Portfolio and the Fixed Income Portfolio.

All references in the 40|86 Series Trust Statement of Additional Information to Mr. Saf are hereby removed, including the related biographical information for Mr. Saf under the heading "Portfolio Managers" in the Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.